1
Portfolio of Investments September 30, 2024
International Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.2%
X 113,366,347 COMMON STOCKS - 98 .2 % X 113,366,347
AUTOMOBILES & COMPONENTS - 4.4%
1,285,530 Dowlais Group PLC $ 1,005,897
13,722 Hyundai Motor Co 1,784,938
12,937 Toyota Motor Corp, Sponsored ADR 2,310,160
TOTAL AUTOMOBILES & COMPONENTS 5,100,995
BANKS - 12.2%
743,551 Barclays PLC 2,234,059
267,254 ING Groep NV 4,848,790
152,081 Nordea Bank Abp 1,795,351
147,532 Oversea-Chinese Banking Corp Ltd 1,727,005
143,600 Sumitomo Mitsui Trust Group Inc 3,437,056
TOTAL BANKS 14,042,261
CAPITAL GOODS - 13.3%
151,446 Alstom SA 3,146,569
58,185 Komatsu Ltd 1,628,872
92,962 Mabuchi Motor Co Ltd 1,443,236
268,665 Melrose Industries PLC 1,641,963
125,100 Mitsubishi Electric Corp 2,029,238
17,188 Siemens AG 3,477,268
12,365 Thales SA 1,965,183
TOTAL CAPITAL GOODS 15,332,329
COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
45,467 Adecco Group AG 1,550,621
13,057 Wolters Kluwer NV 2,202,345
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,752,966
CONSUMER DURABLES & APPAREL - 5.1%
89,964 Sekisui House Ltd 2,497,912
1,044,375 Taylor Wimpey PLC 2,297,292
125,400 Yamaha Corp 1,084,410
TOTAL CONSUMER DURABLES & APPAREL 5,879,614
CONSUMER SERVICES - 3.1%
41,164 Accor SA 1,789,394
738,691 (a) Sands China Ltd 1,860,239
TOTAL CONSUMER SERVICES 3,649,633
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.7%
105,600 Seven & i Holdings Co Ltd 1,590,088
548,520 Tesco PLC 2,633,614
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,223,702
ENERGY - 5.0%
53,028 Shell PLC, ADR 3,497,197
96,041 Technip Energies NV 2,320,612
TOTAL ENERGY 5,817,809
FINANCIAL SERVICES - 4.0%
16,768 Groupe Bruxelles Lambert NV 1,306,633
108,898 UBS Group AG 3,366,036
TOTAL FINANCIAL SERVICES 4,672,669
FOOD, BEVERAGE & TOBACCO - 1.7%
21,679 Heineken NV 1,924,447
TOTAL FOOD, BEVERAGE & TOBACCO 1,924,447
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
35,063 Fresenius Medical Care AG & Co KGaA 1,489,885
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,489,885
INSURANCE - 9.4%
6,217 Allianz SE 2,044,889
35,682 Axis Capital Holdings Ltd 2,840,644
28,812 NN Group NV 1,437,606
221,128 Prudential PLC 2,051,459

Portfolio of Investments September 30, 2024
(continued)
International Value
2
SHARES DESCRIPTION VALUE
INSURANCE (continued)
109,300 Sompo Holdings Inc $ 2,463,708
TOTAL INSURANCE 10,838,306
MATERIALS - 7.7%
27,982 Agnico Eagle Mines Ltd 2,254,230
51,474 Anglo American PLC 1,673,198
50,299 BHP Group Ltd 1,561,590
12,321 DSM-Firmenich AG 1,700,387
34,642 Nutrien Ltd 1,664,670
TOTAL MATERIALS 8,854,075
MEDIA & ENTERTAINMENT - 3.4%
10,287 (a) Baidu Inc, Sponsored ADR 1,083,118
26,284 Publicis Groupe SA 2,876,421
TOTAL MEDIA & ENTERTAINMENT 3,959,539
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
88,517 GSK PLC 1,802,296
7,146 Roche Holding AG 2,286,843
25,647 Sanofi SA 2,952,973
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,042,112
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
945,000 Hang Lung Properties Ltd 910,679
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 910,679
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
45,831 AIXTRON SE 816,816
92,600 Rohm Co Ltd 1,043,201
52,000 Taiwan Semiconductor Manufacturing Co Ltd 1,568,015
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,428,032
SOFTWARE & SERVICES - 2.0%
9,972 SAP SE 2,280,920
TOTAL SOFTWARE & SERVICES 2,280,920
TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
61,800 FUJIFILM Holdings Corp 1,599,812
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,599,812
TELECOMMUNICATION SERVICES - 1.4%
62,793 Nippon Telegraph & Telephone Corp, ADR 1,611,093
TOTAL TELECOMMUNICATION SERVICES 1,611,093
TRANSPORTATION - 3.8%
57,981 Deutsche Post AG 2,586,338
102,600 Japan Airlines Co Ltd 1,794,432
TOTAL TRANSPORTATION 4,380,770
UTILITIES - 2.2%
186,262 National Grid PLC 2,574,699
TOTAL UTILITIES 2,574,699
TOTAL COMMON STOCKS
(Cost $75,446,869) 113,366,347
TOTAL LONG-TERM INVESTMENTS
(Cost $75,446,869) 113,366,347

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.5%
X 1,731,303 REPURCHASE AGREEMENTS - 1 .5 % X 1,731,303
$ 1,550,000 (b) Fixed Income Clearing Corporation 4 .820% 10/01/24 $ 1,550,000
181,303 (c) Fixed Income Clearing Corporation 1 .520 10/01/24 181,303
TOTAL REPURCHASE AGREEMENTS
(Cost $1,731,303) 1,731,303
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,731,303) 1,731,303
TOTAL INVESTMENTS - 99 .7%
(Cost $ 77,178,172 ) 115,097,650
OTHER ASSETS & LIABILITIES, NET -  0.3% 390,268
NET ASSETS - 100% $ 115,487,918
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 18,627,148 $ 94,739,199 $ – $ 113,366,347
Short-Term Investments:
Repurchase Agreements – 1,731,303 – 1,731,303
Total
$ 18,627,148 $ 96,470,502 $ – $ 115,097,650
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.820% dated 9/30/24 to be repurchased at $1,550,207 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/28, valued at $1,581,007.
(c) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $181,311 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $185,051.
ADR American Depositary Receipt